Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Future minimum lease payments under the Company’s operating leases are as follows at December 31, 2016:

	London	United States
2017	$128,810	$312,909
2018	128,810	330,291
2019	25,970	225,297
	$283,590	$868,497